Related Party Balances and Transactions - Summary of Related Parties (Detail)	12 Months Ended
Dec. 31, 2021
Luo Min [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Founder, chief executive officer and controlling shareholder of the Company
Key Management and their Immediate Families [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The Company’s key management and their immediate families